L65-Q3

Quarterly Report
January 31, 2026
MFS®  Lifetime®  2065 Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.1%
Bond Funds – 4.7%
MFS Inflation-Adjusted Bond Fund - Class R6	133,862	$1,216,804
MFS Total Return Bond Fund - Class R6	109,359	1,054,222
		$2,271,026
International Equity Funds – 28.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	25,667	$507,178
MFS Blended Research International Equity Fund - Class R6	296,375	5,494,791
MFS Emerging Markets Equity Fund - Class R6	10,412	501,136
MFS International Growth Fund - Class R6	35,023	1,718,212
MFS International Intrinsic Value Fund - Class R6	37,589	1,724,568
MFS International New Discovery Fund - Class R6	56,608	1,974,496
MFS Research International Fund - Class R6	73,083	1,993,705
		$13,914,086
Non-Traditional Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	622,653	$2,465,706
MFS Global Real Estate Fund - Class R6	147,701	2,435,588
		$4,901,294
U.S. Equity Funds – 55.2%
MFS Blended Research Core Equity Fund - Class R6	56,211	$2,256,327
MFS Blended Research Growth Equity Fund - Class R6	90,122	2,486,471
MFS Blended Research Mid Cap Equity Fund - Class R6	313,907	4,812,196
MFS Blended Research Small Cap Equity Fund - Class R6	77,391	1,198,012
MFS Blended Research Value Equity Fund - Class R6	162,229	2,680,026
MFS Growth Fund - Class R6	12,567	2,474,483
MFS Mid Cap Growth Fund - Class R6	83,859	2,369,845
MFS Mid Cap Value Fund - Class R6	74,652	2,422,466
MFS New Discovery Fund - Class R6 (a)	16,279	595,303
MFS New Discovery Value Fund - Class R6	33,918	603,065
MFS Research Fund - Class R6	39,675	2,249,557
MFS Value Fund - Class R6	51,938	2,677,900
		$26,825,651
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.73% (v)	736,709	$736,857
Total Mutual Funds		$48,648,914

Other Assets, Less Liabilities – (0.1)%		(27,510)
Net Assets – 100.0%		$48,621,404

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $48,648,914.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$48,648,914	$—	$—	$48,648,914
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$1,513,032	$649,150	$167,352	$(2,705)	$264,202	$2,256,327
MFS Blended Research Emerging Markets Equity Fund	327,114	116,299	72,746	2,406	134,105	507,178
MFS Blended Research Growth Equity Fund	1,682,677	771,118	299,895	419	332,152	2,486,471
MFS Blended Research International Equity Fund	3,598,301	1,187,164	471,605	7,045	1,173,886	5,494,791
MFS Blended Research Mid Cap Equity Fund	3,271,180	1,380,148	346,517	(8,443)	515,828	4,812,196
MFS Blended Research Small Cap Equity Fund	817,746	352,043	148,119	(9,170)	185,512	1,198,012
MFS Blended Research Value Equity Fund	1,799,147	882,263	168,110	(9,431)	176,157	2,680,026
MFS Commodity Strategy Fund	1,635,045	938,100	294,078	(1,479)	188,118	2,465,706
MFS Emerging Markets Equity Fund	327,119	121,486	57,978	1,337	109,172	501,136
MFS Global Real Estate Fund	1,635,585	862,715	113,700	(9,696)	60,684	2,435,588
MFS Growth Fund	1,676,782	1,016,327	262,577	(5,429)	49,380	2,474,483
MFS Inflation-Adjusted Bond Fund	817,739	470,490	56,162	(1,083)	(14,180)	1,216,804
MFS Institutional Money Market Portfolio	639,795	2,172,651	2,075,702	(49)	162	736,857
MFS International Growth Fund	1,144,892	555,246	101,535	(754)	120,363	1,718,212
MFS International Intrinsic Value Fund	1,144,879	515,426	127,972	(493)	192,728	1,724,568
MFS International New Discovery Fund	1,308,452	627,724	97,044	(1,176)	136,540	1,974,496
MFS Mid Cap Growth Fund	1,635,787	1,096,802	174,913	(12,119)	(175,712)	2,369,845
MFS Mid Cap Value Fund	1,635,476	779,491	148,829	(12,821)	169,149	2,422,466
MFS New Discovery Fund	408,931	142,844	72,129	622	115,035	595,303
MFS New Discovery Value Fund	408,853	204,172	48,659	(4,154)	42,853	603,065
MFS Research Fund	1,513,021	837,131	155,765	(5,890)	61,060	2,249,557
MFS Research International Fund	1,308,453	599,686	120,518	(536)	206,620	1,993,705
MFS Total Return Bond Fund	654,205	438,101	47,794	(576)	10,286	1,054,222
MFS Value Fund	1,799,186	913,993	148,631	(7,213)	120,565	2,677,900
	$32,703,397	$17,630,570	$5,778,330	$(81,388)	$4,174,665	$48,648,914

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$22,341	$118,054
MFS Blended Research Emerging Markets Equity Fund	10,452	1,029
MFS Blended Research Growth Equity Fund	29,882	113,177

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research International Equity Fund	$127,992	$81,476
MFS Blended Research Mid Cap Equity Fund	34,135	102,269
MFS Blended Research Small Cap Equity Fund	14,822	57,065
MFS Blended Research Value Equity Fund	55,102	214,960
MFS Commodity Strategy Fund	311,741	—
MFS Emerging Markets Equity Fund	12,040	—
MFS Global Real Estate Fund	73,030	—
MFS Growth Fund	—	297,998
MFS Inflation-Adjusted Bond Fund	41,322	—
MFS Institutional Money Market Portfolio	19,223	—
MFS International Growth Fund	20,931	65,128
MFS International Intrinsic Value Fund	31,905	96,502
MFS International New Discovery Fund	33,824	26,106
MFS Mid Cap Growth Fund	—	285,878
MFS Mid Cap Value Fund	35,498	135,787
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	19,319	34,507
MFS Research Fund	16,360	277,546
MFS Research International Fund	41,252	57,740
MFS Total Return Bond Fund	26,357	—
MFS Value Fund	31,320	179,346
	$1,008,848	$2,144,568